Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 16,377	$ 15,931	$ 15,808
Interest expense (including $10, $6 and $30, to subsidiaries, respectively)	3,614	227	1,132
(Benefit) for income taxes	768	877	842
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,573	3,759	3,617
Preferred stock dividends and redemption charge	(211)	(207)	(194)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,362	3,552	3,423
Interest expense, related party	10	6	30
Parent Company
Condensed Income Statements, Captions [Line Items]
Other revenue	57	56	50
Total revenue	2,005	3,682	2,787
Interest expense (including $10, $6 and $30, to subsidiaries, respectively)	853	339	520
Other expense	433	153	168
Total expense	1,286	492	688
Income before income taxes and equity in undistributed net income of subsidiaries	719	3,190	2,099
(Benefit) for income taxes	(190)	(92)	(289)
Equity in undistributed net income	1,664	477	1,229
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,573	3,759	3,617
Preferred stock dividends and redemption charge	(211)	(207)	(194)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,362	3,552	3,423
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,006	2,490	1,485
Interest revenue from subsidiaries	25	0	0
Equity in undistributed net income	1,696	282	1,278
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	880	1,106	1,199
Interest revenue from subsidiaries	37	30	53
Equity in undistributed net income	$ (32)	$ 195	$ (49)